PROSPECTUS SUPPLEMENT

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
Separate Account VL I of Talcott Resolution Life and Annuity Insurance Company

Supplement dated March 15, 2024,
to
Prospectuses dated May 1, 2023,
for
Stag Accumulator® Variable Universal Life
and Stag Variable Life Artisan Policies

This supplement updates and amends certain information contained in the current prospectus and updating summary prospectus, as applicable, for your variable universal life insurance Policy, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

For Policies Issued On Or After December 1, 2003, as Stag Accumulator® II Variable Universal Life:
Effective March 1, 2024, the following Funds have restated their expenses: Fidelity® VIP ContrafundSM Portfolio, Fidelity® VIP Equity-Income Portfolio, and Fidelity® VIP Mid Cap Portfolio. The rows for these Funds in APPENDIX A: Funds Available Under the Policy are hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2022
			1 year	5 year	10 year
Large Growth	Fidelity® VIP ContrafundSM Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.81%	(26.49)%	8.39%	11.15%
Large Value	[1] Fidelity® VIP Equity-Income Portfolio (Initial Class) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.47%	(4.96)%	8.16%	10.19%
Large Value	Fidelity® VIP Equity-Income Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.72%	(5.25)%	7.88%	9.91%
Mid-Cap Growth	Fidelity® VIP Mid Cap Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.82%	(14.97)%	5.68%	9.69%
1 Policies issued prior to October 3, 2005 receive this share class.

For Policies Issued Before December 1, 2003, as Stag Variable Life Artisan:
Effective March 1, 2024, the following Funds have restated their expenses: Fidelity® VIP Asset Manager Portfolio, Fidelity® VIP ContrafundSM Portfolio, Fidelity® VIP Equity-Income Portfolio, Fidelity® VIP Mid Cap Portfolio, and Fidelity® VIP Overseas Portfolio. The rows for these Funds in APPENDIX A: Funds Available Under the Policy are hereby deleted and replaced with the following.

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2022
			1 year	5 year	10 year
Large Blend	*Fidelity® VIP Asset Manager Portfolio (Initial Class) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.53%	(14.94)%	3.75%	5.66%
Large Growth	Fidelity® VIP ContrafundSM Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.81%	(26.49)%	8.39%	11.15%
Large Value	[1] Fidelity® VIP Equity-Income Portfolio (Initial Class) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.47%	(4.96)%	8.16%	10.19%
PRODUCTSUP214                                                    HLP-203

PROSPECTUS SUPPLEMENT

Large Value	Fidelity® VIP Equity-Income Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.72%	(5.25)%	7.88%	9.91%
Mid-Cap Growth	Fidelity® VIP Mid Cap Portfolio (Service Class 2) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.82%	(14.97)%	5.68%	9.69%
Large-Cap Growth	*Fidelity® VIP Overseas Portfolio (Initial Class) - Fidelity Management & Research Company LLC (FMR) and other investment advisers	0.73%	(24.48)%	2.61%	5.74%
1 Policies issued prior to October 3, 2005 receive this share class.
* Closed to new and subsequent premium payments and transfers of Account Value.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

PRODUCTSUP214                                                    HLP-203